Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of Other Current Assets
Other current assets consist of the following:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(in thousands)
Deductible VAT	45,285	359,915	56,478
Others	52,593	101,928	15,994

Total	97,878	461,843	72,472